ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2022	December 31, 2021
Advance from customers	$397,886	$59,111
Accrued payroll and employee benefits	89,359	99,342
Accrued interest expenses	122,135	20,795
Other tax payables (i)	261	-
Other payable to a former shareholder (ii)	191,180	-
Others (iii)	153,803	131,159
Accrued expenses and other current liabilities	$944,624	$310,407

(i)	Other tax payables are mainly value added tax payable.

(ii)	Other payable to a former shareholder was paid in March, 2023.

(iii)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.